iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .9%
Alumis, Inc.
(a) (b)
........................... 222,484 $ 6,260,700
Amneal Pharmaceuticals, Inc.
(a) (b)
............... 450,027 7,789,967
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 88,878 1,793,558
Amylyx Pharmaceuticals, Inc.
(a) (b)
............... 220,567 3,961,383
ANI Pharmaceuticals, Inc.
(a)
................... 47,610 3,941,156
Arvinas, Inc.
(a)
............................ 168,886 1,403,443
AtaiBeckley, Inc.
(a) (b)
........................ 508,361 2,679,062
Axsome Therapeutics, Inc.
(a)
.................. 112,799 27,609,811
BioAge Labs, Inc.
(a)
........................ 83,299 2,041,658
Bristol-Myers Squibb Co. ..................... 866,745 49,941,847
Collegium Pharmaceutical, Inc.
(a)
............... 84,603 3,062,629
Corcept Therapeutics, Inc.
(a)
.................. 249,322 21,678,548
CorMedix, Inc.
(a) (b)
......................... 190,986 1,499,240
Crinetics Pharmaceuticals, Inc.
(a) (b)
.............. 275,127 10,295,252
Definium Therapeutics, Inc.
(a) (b)
................. 337,496 15,875,812
Edgewise Therapeutics, Inc.
(a) (b)
................ 196,746 7,993,790
Elanco Animal Health, Inc.
(a) (b)
................. 1,303,334 32,075,050
Eli Lilly & Co. ............................ 212,040 254,327,137
Enliven Therapeutics, Inc.
(a)
................... 142,050 7,209,037
Evolus, Inc.
(a) (b)
........................... 172,376 1,196,289
EyePoint, Inc.
(a) (b)
.......................... 205,549 2,939,351
Harmony Biosciences Holdings, Inc.
(a)
............ 104,255 3,795,925
Harrow, Inc.
(a) (b)
........................... 86,589 3,677,435
Indivior Pharmaceuticals, Inc.
(a) (b)
............... 318,159 13,054,064
Innoviva, Inc.
(a)
........................... 183,098 4,158,156
Jazz Pharmaceuticals PLC
(a)
.................. 163,732 39,454,500
Johnson & Johnson ........................ 1,010,338 256,595,542
LB Pharmaceuticals, Inc.
(a) (b)
.................. 63,448 2,059,205
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 52,296 16,530,243
Liquidia Corp.
(a)
........................... 183,330 14,616,901
Maze Therapeutics, Inc.
(a) (b)
................... 73,478 2,192,584
MBX Biosciences, Inc.
(a) (b)
.................... 69,548 3,839,050
Merck & Co., Inc. .......................... 404,663 51,999,195
Nektar Therapeutics
(a) (b)
...................... 88,260 6,161,431
Nuvation Bio, Inc.
(a) (b)
....................... 636,356 3,614,502
Ocular Therapeutix, Inc.
(a) (b)
................... 457,428 4,491,943
Omeros Corp.
(a) (b)
.......................... 188,420 1,791,874
Organon & Co. ........................... 685,998 9,288,413
Security Shares Value
a
Pharmaceuticals (continued)
Pacira BioSciences, Inc.
(a)
.................... 102,552 $ 2,601,744
Perrigo Co. PLC .......................... 361,091 3,751,735
Pfizer, Inc. .............................. 1,882,462 45,329,685
Phathom Pharmaceuticals, Inc.
(a) (b)
.............. 133,602 1,449,582
Phibro Animal Health Corp. , Class A ............. 55,156 1,731,898
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 123,519 5,838,743
Rapport Therapeutics, Inc.
(a)
.................. 74,844 3,118,749
Royalty Pharma PLC , Class A ................. 883,913 49,561,002
Septerna, Inc.
(a)
........................... 59,864 2,004,845
Supernus Pharmaceuticals, Inc.
(a)
............... 151,617 7,051,707
Tarsus Pharmaceuticals, Inc.
(a)
................. 103,233 6,497,485
Theravance Biopharma, Inc.
(a)
................. 98,499 1,674,483
Trevi Therapeutics, Inc.
(a)
.................... 307,844 5,741,291
VeraDermics, Inc.
(a)
........................ 52,291 6,428,656
Viatris, Inc. .............................. 3,038,950 48,258,526
WaVe Life Sciences Ltd.
(a)
.................... 395,945 2,300,440
Xeris Biopharma Holdings, Inc.
(a)
............... 450,451 3,567,572
Zoetis, Inc. , Class A ........................ 592,827 42,600,548
a
Total Long-Term Investments — 99.9%
(Cost: $ 919,412,049 ) ................................ 1,142,404,374
a
Short-Term Securities
Money Market Funds  —  6 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 68,414,182 68,434,706
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 808,355 808,355
a
Total Short-Term Securities — 6.1%
(Cost: $ 69,235,656 ) ................................. 69,243,061
Total Investments — 106.0%
(Cost: $ 988,647,705 ) ................................ 1,211,647,435
Liabilities in Excess of Other Assets — ( 6 .0 ) % ............... (68,369,989)
Net Assets — 100.0% ................................. $ 1,143,277,446
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 42,198,259 $ 26,233,506
(a)
$ — $ (2,314) $ 5,255 $ 68,434,706 68,414,182 $ 23,014
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 901,594 — (93,239)
(a)
— — 808,355 808,355 6,467 —
$ — $ (2,314) $ 5,255
$ 69,243,061
$ 29,481 $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 4 09/18/26 $ 646 $ 26,717
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,142,404,374  $ —  $ —  $ 1,142,404,374
Short-Term Securities
Money Market Funds ...................................... 69,243,061  —  —  69,243,061
$ 1,211,647,435  $ —  $ —  $ 1,211,647,435
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,717  $ —  $ —  $ 26,717
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.